CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 5,849	$ 4,831
Short-term bank deposits	4,416	2,220
Money market funds, reverse repos and other cash equivalents	26,705	24,779
Total	$ 36,970	$ 31,830	$ 18,055	$ 26,741